INCOME TAXES - Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Millions			12 Months Ended
	May 28, 2019	May 27, 2019	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Earnings before income tax			$ 2,533	$ 4,983
Canadian statutory tax rate		12.00%	26.74%	27.04%
Statutory tax			$ 677	$ 1,347
Add (deduct) the tax effect of:
Non-taxable component of capital (gains) losses			(146)	146
Share-based compensation and other permanent items			25	31
Assessments and adjustments			112	(7)
Impact of income tax rate and legislative changes	$ (1,116)		(1,067)
Foreign tax rate differential			83	111
Non-taxable component of acquisitions and dispositions				(14)
Movement in unrecognized deferred income tax assets			(58)	82
Other			8	(6)
Total income tax (recovery) expense			$ (366)	$ 1,690
Effective tax rate			(14.40%)	33.90%